Stock-Based Compensation - Summary of Non-Qualified and Incentive Stock Option Right Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Optioned Shares
Outstanding beginning of year (in shares)	4,646,313	5,163,709	5,219,506
Granted (in shares)	565,336	689,506	712,967
Exercised (in shares)	(662,218)	(1,154,698)	(733,876)
Forfeited (in shares)	(60,288)	(49,977)	(26,653)
Expired (in shares)	(3,894)	(2,227)	(8,235)
Outstanding end of year (in shares)	4,485,249	4,646,313	5,163,709
Exercisable at end of year (in shares)	3,274,780	3,288,237	3,783,755
Weighted- Average Exercise Price Per Share
Outstanding beginning of year (in dollars per share)	$ 204.33	$ 163.61	$ 141.58
Granted (in dollars per share)	410.00	377.84	271.46
Exercised (in dollars per share)	137.03	123.16	108.81
Forfeited (in dollars per share)	327.08	267.02	232.83
Expired (in dollars per share)	238.26	236.97	176.28
Outstanding end of year (in dollars per share)	238.53	204.33	163.61
Exercisable at end of year (in dollars per share)	$ 188.48	$ 156.43	$ 130.59
Aggregate Intrinsic Value
Outstanding end of year	$ 704,160	$ 955,810	$ 545,531
Exercisable at end of year	$ 671,269	$ 833,938	$ 522,921